Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
ITEM 402(V) PAY VERSUS PERFORMANCE
The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the Compensation Committee view the link between the Company’s performance and NEO pay. For additional information about our pay-for-performance philosophy and how we align NEO compensation with Company performance, refer to the “Compensation Discussion and Analysis” beginning on page 30.
Required Tabular Disclosure of Pay Versus Performance
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section beginning on page 30.
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1&2)	Compensation Actually Paid to PEO ($)(1&3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1&2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1&3)	Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)	Net Income (thousands) ($)(5)	HEPLISAV-B Product Revenue (thousands) ($)(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$5,810,736	$6,752,821	$2,314,153	$2,537,045	$244.41	$118.87	($6,389)	$213,295
2022	$5,594,000	$3,889,804	$2,094,623	$1,411,504	$182.52	$101.47	$293,156	$125,937
2021	$4,519,489	$9,202,304	$2,410,600	$3,623,574	$245.98	$126.45	$76,713	$61,870
2020	$1,521,779	$429,945	$1,331,353	$790,834	$77.80	$126.42	($75,240)	$36,030
1	NEOs included in these columns reflect the following:
Year	PEO	Non-PEO NEOs
2023	Ryan Spencer	David Novack, Kelly MacDonald, Robert Janssen
2022	Ryan Spencer	David Novack, Kelly MacDonald, Robert Janssen
2021	Ryan Spencer	David Novack, Kelly MacDonald, Michael Ostrach, Robert Janssen
2020	Ryan Spencer	David Novack, Michael Ostrach, Robert Janssen
2	Amounts reflect Summary Compensation Table Total Compensation for our PEO and average for our non-PEO NEOs for each corresponding year.
3
The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2023 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$5,810,736	$2,314,153
(Minus): Grant date fair value of option and stock awards granted in fiscal year	($4,324,550)	($1,426,267)
(Minus): Change in pension value	—	—
Plus: Pension service cost and associated prior service cost	—	—
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	$4,780,540	$1,541,649
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	$416,569	$116,832
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	$69,526	($9,322)
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	—	—
Compensation Actually Paid	$6,752,821	$2,537,045
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2023, expected life between 0.7 years – 4.5 years, volatility between 32% - 86%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.3%; (ii) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (iii) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iv) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.
(d)	Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.
4
The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the Nasdaq Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

5	The dollar amounts reported represent the net income reflected in the Company’s audited financial statements for the applicable year.
6	As required by Item 402(v) of Regulation S-K, we have determined that HEPLISAV-B product revenue is the Company-Selected Measure.

Company Selected Measure Name	HEPLISAV-B product revenue
Named Executive Officers, Footnote
1	NEOs included in these columns reflect the following:
Year	PEO	Non-PEO NEOs
2023	Ryan Spencer	David Novack, Kelly MacDonald, Robert Janssen
2022	Ryan Spencer	David Novack, Kelly MacDonald, Robert Janssen
2021	Ryan Spencer	David Novack, Kelly MacDonald, Michael Ostrach, Robert Janssen
2020	Ryan Spencer	David Novack, Michael Ostrach, Robert Janssen

Peer Group Issuers, Footnote
4
The amounts reflect the cumulative total shareholder return of our common stock (column (f)) and the Nasdaq Biotechnology Index (column (g)) at the end of each fiscal year. In each case, assume an initial investment of $100 on December 31, 2019, and reinvestment of dividends, if any.

PEO Total Compensation Amount	$ 5,810,736	$ 5,594,000	$ 4,519,489	$ 1,521,779
PEO Actually Paid Compensation Amount	$ 6,752,821	3,889,804	9,202,304	429,945
Adjustment To PEO Compensation, Footnote
3
The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2023 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$5,810,736	$2,314,153
(Minus): Grant date fair value of option and stock awards granted in fiscal year	($4,324,550)	($1,426,267)
(Minus): Change in pension value	—	—
Plus: Pension service cost and associated prior service cost	—	—
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	$4,780,540	$1,541,649
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	$416,569	$116,832
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	$69,526	($9,322)
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	—	—
Compensation Actually Paid	$6,752,821	$2,537,045
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2023, expected life between 0.7 years – 4.5 years, volatility between 32% - 86%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.3%; (ii) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (iii) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iv) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.
(d)	Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.

Non-PEO NEO Average Total Compensation Amount	$ 2,314,153	2,094,623	2,410,600	1,331,353
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,537,045	1,411,504	3,623,574	790,834
Adjustment to Non-PEO NEO Compensation Footnote
3
The following table details the adjustment to the Summary Compensation Table Total Compensation for our PEO, as well as the average for our other NEOs, to determine CAP, as computed in accordance with Item 402(v) of Regulation S-K. Amounts do not reflect actual compensation earned by or paid to our PEO or other NEOs during the applicable year.

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid	Fiscal Year 2023 (For PEO)	Fiscal Year 2023 (Average For Non-PEO NEOs)[1]
Summary Compensation Table Total	$5,810,736	$2,314,153
(Minus): Grant date fair value of option and stock awards granted in fiscal year	($4,324,550)	($1,426,267)
(Minus): Change in pension value	—	—
Plus: Pension service cost and associated prior service cost	—	—
Plus: Fair value at fiscal year-end of outstanding and unvested option and stock awards granted in fiscal year	$4,780,540	$1,541,649
Plus/(Minus): Change in fair value of outstanding and unvested option and stock awards granted in prior fiscal years	$416,569	$116,832
Plus: Fair value at vesting of option and stock awards granted in fiscal year that vested during fiscal year	—	—
Plus/(Minus): Change in fair value as of vesting date of option and stock awards granted in prior fiscal years for which applicable vesting conditions were satisfied during fiscal year	$69,526	($9,322)
(Minus): Fair value as of the spin-off date of option and stock awards granted in prior fiscal years that failed to meet applicable vesting conditions during fiscal year	—	—
Plus: Value of dividends or other earnings paid on option and stock awards not otherwise reflected in total compensation	—	—
Compensation Actually Paid	$6,752,821	$2,537,045
(a)	The amounts reflect the aggregate grant-date fair value reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)
In accordance with Item 402(v) requirements, the fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the years displayed in the table above. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant under US GAAP. For options, fair values were estimated using the Black-Scholes formula. The range of estimates used in the option fair value calculations are as follows: (i) for 2023, expected life between 0.7 years – 4.5 years, volatility between 32% - 86%, dividend yield of 0%, and risk-free interest rate between 3.4% - 5.3%; (ii) for 2022, expected life between 1.5 years – 3.6 years, volatility between 69% - 103%, dividend yield of 0%, and risk-free interest rate between 0.8% - 4.5%; (iii) for 2021, expected life between 1.2 years – 4.6 years, volatility between 78% - 114%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.2%; (iv) for 2020, expected life between 1.3 years – 5.6 years, volatility between 63% - 100%, dividend yield of 0%, and risk-free interest rate between 0.1% - 1.6%.

For PSUs, fair values were estimated using a Monte Carlo simulation model, using assumptions that are generally consistent with those used to estimate fair value at grant date. The fair values reflect the probable outcome of the performance vesting conditions as of each measurement date. See “Stock Compensation Plans” in the Notes to Consolidated Financial Statements contained in the Company’s Annual Report on Form 10-K for the corresponding fiscal year, where we explain assumptions made in valuing equity awards at grant.
(c)	Amount of equity award adjustments may differ from amount reported in the table above due to rounding.
(d)	Neither the PEO, nor the Non-PEO NEOs participate in a pension plan. As such, the relevant pension numbers included in the table above are zero.

Compensation Actually Paid vs. Total Shareholder Return
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid vs. Net Income
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Compensation Actually Paid vs. Company Selected Measure
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Total Shareholder Return Vs Peer Group
Required Disclosure of the Relationship Between Compensation Actually Paid and Financial Performance Measures
As required by Item 402(v) of Regulation S-K, we are providing the following graphs to illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above. In addition, the first graph below further illustrates the relationship between Company total shareholder return and that of the Nasdaq Biotechnology Index. As noted above, “compensation actually paid” for purposes of the tabular disclosure and the following graphs were calculated in accordance with SEC rules and do not fully represent the actual final amount of compensation earned by or actually paid to our NEOs during the applicable years.

Tabular List, Table
Required Tabular Disclosure of Most Important Measures
The most important financial performance measures used by the Company to link CAP to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are set forth below. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 30.
•	HEPLISAV-B Vaccine Revenue
•	CpG 1018 Adjuvant Revenue
•	Relative TSR for Dynavax Common Stock Compared To Nasdaq Biotechnology Index
•	HEPLISAV-B Vaccine Market Share As Percent of U.S. Market For Hepatitis-B Vaccines

Total Shareholder Return Amount	$ 244.41	182.52	245.98	77.8
Peer Group Total Shareholder Return Amount	118.87	101.47	126.45	126.42
Net Income (Loss)	$ (6,389,000)	$ 293,156,000	$ 76,713,000	$ (75,240,000)
Company Selected Measure Amount	213,295,000	125,937,000	61,870,000	36,030,000
PEO Name	Ryan Spencer	Ryan Spencer	Ryan Spencer	Ryan Spencer
Additional 402(v) Disclosure
All information provided above under the “Item 402(v) Pay Versus Performance” heading will not be deemed to be incorporated by reference in any filing of the Company under the Securities Act of 1933, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing.

Share-Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Minimum	8 months 12 days	1 year 6 months	1 year 2 months 12 days	1 year 3 months 18 days
Share-Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Maximum	4 years 6 months	3 years 7 months 6 days	4 years 7 months 6 days	5 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	32.00%	69.00%	78.00%	63.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	86.00%	103.00%	114.00%	100.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.40%	0.80%	0.10%	0.10%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	5.30%	4.50%	1.20%	1.60%
Measure:: 1
Pay vs Performance Disclosure
Name	HEPLISAV-B Vaccine Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	CpG 1018 Adjuvant Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR for Dynavax Common Stock Compared To Nasdaq Biotechnology Index
Measure:: 4
Pay vs Performance Disclosure
Name	HEPLISAV-B Vaccine Market Share As Percent of U.S. Market For Hepatitis-B Vaccines
PEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,324,550)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,780,540
PEO | Change In Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	416,569
PEO | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	69,526
PEO | Fair Value as of the Spin-off Date of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Option and Stock Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,426,267)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Service Cost and Associated Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,541,649
Non-PEO NEO | Change In Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,832
Non-PEO NEO | Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year that Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years for which Applicable Vesting Conditions were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,322)
Non-PEO NEO | Fair Value as of the Spin-off Date of Option and Stock Awards Granted in Prior Fiscal Years that Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Option and Stock Awards not Otherwise Reflected in Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0